Fixed assets (Tables)	12 Months Ended
Dec. 31, 2018
Other intangible assets and property, plant and equipment [abstract]
Schedule of depreciation periods

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 8 years on average
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

Schedule of impairment of fixed assets

(in millions of euros)	2018	2017	2016
Niger	(43)	(52)	(26)
Democratic Republic of the Congo	—	(119)	(14)
Egypt	(4)	2	(152)
Other	(2)	(21)	(15)
Total of impairment of fixed assets	(49)	(190)	(207)

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31,	December 31,	December 31,
	2018	2017	2016
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.2%	1.1%	1.3%
Post-tax discount rate	7.4%	7.6%	7.8%
Pre-tax discount rate	8.8%	8.9%	9.2%

Schedule of other intangible assets, information on telecommunication licenses, and capitalized expenditure on intangible assets

	December 31, 2018				December 31,	December 31,
		Accumulated			2017	2016
		depreciation
		and	Accumulated	Net book	Net book	Net book
(in millions of euros)	Gross value	amortization	impairment	value	value	value
Telecommunications licenses	10,783	(4,702)	(164)	5,917	6,233	6,440
Software	12,283	(8,204)	(33)	4,046	3,946	3,781
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,100	(102)	(909)	89	88	102
Customer bases	5,004	(4,543)	(12)	449	555	703
Other intangible assets	1,933	(1,303)	(191)	439	384	443
Total	34,236	(18,854)	(1,309)	14,073	14,339	14,602

(in millions of euros)	2018	2017	2016
Net book value of other intangible assets - in the opening balance	14,339	14,602	14,327
Acquisitions of other intangible assets	1,895	1,893	3,007
o/w telecommunications licenses (1)	200	318	1,521
Impact of changes in the scope of consolidation	69	(13)	144
Disposals	(0)	(7)	(3)
Depreciation and amortization	(2,256)	(2,138)	(2,195)
Impairment losses (2)	(10)	(55)	(183)
Translation adjustment	7	(74)	(363)
Reclassifications and other items	29	131	(132)
Reclassifications to assets held for sale	—	—	—
Net book value of other intangible assets - in the closing balance	14,073	14,339	14,602

(1)

Relates in 2018 to the acquisition of the 5G license for 142 million euros in Spain. In 2017, related to the acquisition of licenses for 152 million euros in Mali. In 2016, related to the acquisitions of licenses for 719 million euros in Poland, for 377 million euros in Egypt, for 146 million euros in Côte d'Ivoire and for 142 million euros in Jordan.

(2)	Includes impairment detailed in Note 7.1.

Information on telecommunications licenses at December 31, 2018

Orange’s principal commitments under licenses awarded are disclosed in Note 14.

			Residual
(in millions of euros)	Gross value	Net book value	useful life (1)
LTE (4 licenses) (2)	2,182	1,816	12.8 to 17.9
UMTS (2 licenses)	914	260	2.7 and 11.4
GSM	266	36	2.5
France	3,362	2,112
5G	142	141	19.8
LTE (3 licenses)	541	405	11.0 to 12.4
UMTS	639	9	1.3
GSM (2 licenses)	336	200	4.7 and 12.0
Spain	1,658	755
LTE (3 licenses)	789	630	9.0 and 12.1
UMTS (2 licenses)	387	95	2.0 and 4.0
GSM (2 licenses)	139	59	8.6 and 10.5
Poland	1,315	784
LTE	387	352	13.0
UMTS	134	52	13.0
GSM (2 licenses)	376	43	13.0
Egypt	897	447
LTE	41	33	16.2
UMTS	28	13	13.5
GSM	739	200	12.3
Morocco	808	246
LTE	184	126	10.3
UMTS	61	27	10.3
GSM	292	149	10.3
Romania	537	302
LTE	88	67	11.4
UMTS (3 licenses)	141	97	6.2 to 14.3
GSM	189	115	10.0
Jordan	418	279
LTE (2 licenses)	140	106	8.4 and 14.9
UMTS	149	21	2.3
GSM	76	31	2.2
Belgium	365	158
Other	1,423	834
	10,783	5,917

(1)	In number of years, at December 31, 2018.
(2)	Comprises the 700 MHz license of which the spectrum is technologically neutral.

Internal costs capitalized as intangible assets

(in millions of euros)	2018	2017	2016
Labor expenses	382	373	392
Total	382	373	392

Schedule of property, plant and equipment

					December 31,	December 31,
	December 31, 2018				2017	2016
		Accumulated
		depreciation
		and	Accumulated	Net book	Net book	Net book
(in millions of euros)	Gross value	amortization	impairment	value	value	value
Networks and terminals	86,448	(62,162)	(324)	23,962	22,880	21,984
Land and buildings	7,841	(5,116)	(246)	2,479	2,535	2,661
IT equipment	3,943	(3,112)	(14)	817	802	784
Other property, plant and equipment	1,667	(1,221)	(11)	435	448	483
Total	99,899	(71,611)	(595)	27,693	26,665	25,912

(in millions of euros)	2018	2017	2016
Net book value of property, plant and equipment - in the opening balance	26,665	25,912	25,123
Acquisitions of property, plant and equipment	5,883	5,677	5,576
o/w finance leases	136	43	91
Changes in the scope of consolidation (1)	63	0	242
Disposals and retirements	(44)	(35)	(25)
Depreciation and amortization	(4,791)	(4,708)	(4,533)
Impairment losses (2)	(39)	(135)	(48)
Translation adjustment	(27)	(44)	(607)
Reclassifications and other items	(17)	(2)	184
Reclassifications to assets held for sale	—	—	—
Net book value of property, plant and equipment - in the closing balance	27,693	26,665	25,912

(1)	Mainly related in 2018 to the acquisition of Basefarm entities. In 2016, mainly related to the acquisitions of entities in Africa (Liberia, Congo (DRC), Burkina Faso and Sierra Leone).
(2)	Includes impairment detailed in Note 7.1.

Schedule of property, plant and equipment held under finance leases

	December 31,	December 31,	December 31,
	2018	2017	2016

(in millions of euros)	Net book value	Net book value	Net book value
Land and buildings	423	454	484
Networks and terminals	115	53	47
IT Equipment and other	36	21	21
Total	574	528	552

Schedule of capitalized expenditure on property, plant and equipment

(in millions of euros)	2018	2017	2016
Labor expenses	460	466	417
Total	460	466	417

Schedule of reconciliation of fixed asset payable

(in millions of euros)	2018	2017	2016
Fixed assets payables - in the opening balance	3,656	3,707	3,732
Business related variations	(230)	55	(20)
Changes in the scope of consolidation	0	0	17
Translation adjustment	8	(32)	(90)
Reclassifications and other items	13	(74)	68
Reclassification to assets held for sale	—	—	—
Fixed assets payables - in the closing balance	3,447	3,656	3,707
o/w non-current fixed assets payables	612	610	907
o/w current fixed assets payables	2,835	3,046	2,800

Schedule of reconciliation of provisions for dismantling

(in millions of euros)	2018	2017	2016
Dismantling provision - in the opening balance	789	737	733
Provision reversal with impact on income statement	—	(0)	—
Discounting with impact on income statement	13	11	10
Utilizations without impact on income statement	(15)	(20)	(23)
Changes in provision with impact on assets (1)	(19)	57	19
Changes in the scope of consolidation	—	—	—
Translation adjustment	(3)	4	(2)
Reclassifications and other items	11	—	—
Reclassification to assets held for sale	—	—	—
Dismantling provision - in the closing balance	776	789	737
o/w non-current provision	765	774	716
o/w current provision	11	15	21

(1)	Including in 2018 extinctions of obligations for (66) million euros.